Annual Total Returns[BarChart] - AST MFS GROWTH PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.60%)	17.09%	36.71%	8.71%	7.23%	1.91%	30.71%	2.15%	37.78%	30.48%